OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2014	2013

Receivables from escrow agent	$1,787	$--
Prepaid expenses	957	418
Grants receivable from the OCS	794	680
Government authorities	453	546
Foreign currency forward and options contracts	--	330
Accrued interest	417	645
Others	327	534

Total	$4,735	$3,153